TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Current tax expense	$ (2,380)	¥ (16,570)	¥ 43,209	¥ 5,105
Deferred tax expense (benefit)	(3,220)	(22,416)	(9,158)	26,684
Income tax expense	$ (5,600)	¥ (38,986)	¥ 34,051	¥ 31,789